NOTES RECEIVABLE (Details)			12 Months Ended
	Apr. 28, 2016	Apr. 28, 2014 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014	Apr. 16, 2017 CAD ($)	Apr. 28, 2014 USD ($)
Notes Receivable
Receivable with Imputed Interest, Effective Yield (Interest Rate)			11.00%
Payment on notes receivable			$ 0	$ 0		$ 147,427
Loss on note receivable			57,485	0
Interest income			0	0		0
Accretion income			63,290	68,869		79,655
Gain (loss) on foreign exchange			7,628	(10,472)		24,991
CWN Capital [Member]
Notes Receivable
Sale of stock, percentage of shares sold		23.80%
Ningbo International Limited [Member]
Notes Receivable
Note receivable, payment due on or before December 31, 2022			426,671
Payment on notes receivable			0	0	$ 404,360
Non-Interest Bearing Promissory Notes [Member]
Notes Receivable
Receivable with Imputed Interest, Face Amount		$ 831,031							$ 618,952
Note receivable term		1 year					1 year
Receivable with Imputed Interest, Due Date	Apr. 28, 2018
Receivable with Imputed Interest, Effective Yield (Interest Rate)	8.00%
Notes receivable, fair value			$ 271,147	$ 257,714		$ 178,373
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Receivable on or before April 30, 2017 [Member]
Notes Receivable
Financing Receivable, Net								$ 150,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Recievable on or before Dec 31, 2018 [Member]
Notes Receivable
Financing Receivable, Net								100,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Receivable on or before Dec 31, 2019 [Member]
Notes Receivable
Financing Receivable, Net								100,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Recieved on or bebore Dec 31,2020 [Member]
Notes Receivable
Financing Receivable, Net								$ 481,031